TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 11,223	Rp 12,193
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	18,178	18,257
Gross or Cost | Rupiah
TRADE AND OTHER RECEIVABLES
Trade receivables	15,554	15,775
Gross or Cost | U.S. Dollar
TRADE AND OTHER RECEIVABLES
Trade receivables	2,423	2,180
Gross or Cost | Singapore Dollar
TRADE AND OTHER RECEIVABLES
Trade receivables	156	273
Gross or Cost | Others, Currency
TRADE AND OTHER RECEIVABLES
Trade receivables	45	29
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp (6,955)	Rp (6,064)	Rp (5,561)